RATE-REGULATED BUSINESSES (Tables)	12 Months Ended
Dec. 31, 2019
Regulated Operations [Abstract]
Schedule of Regulatory Assets and Liabilities

at December 31	2019	2018	Remaining Recovery/ Settlement Period (years)
(millions of Canadian $)

Regulatory Assets
Deferred income taxes[1]	1,088	1,051	n/a
Operating and debt-service regulatory assets[2]	2	12	1
Pensions and other post-retirement benefits[1,3]	417	379	n/a
Foreign exchange on long-term debt[1,4]	16	46	1-10
Other	107	143	n/a
	1,630	1,631
Less: Current portion included in Other current assets (Note 7)	43	83
	1,587	1,548

Regulatory Liabilities
Operating and debt-service regulatory liabilities[2]	139	96	1
Pensions and other post-retirement benefits[3]	35	53	n/a
ANR related post-employment and retirement benefits other than pension[5]	41	54	n/a
Long-term adjustment account[6]	660	1,015	1-47
Bridging amortization account[6]	428	305	11
Pipeline abandonment trust balance[7]	1,462	1,113	n/a
Cost of removal[8]	253	261	n/a
Deferred income taxes[1]	151	165	n/a
Deferred income taxes – U.S. Tax Reform[9]	1,239	1,394	n/a
Other	60	65	n/a
	4,468	4,521
Less: Current portion included in Accounts payable and other (Note 15)	696	591
	3,772	3,930

1
These regulatory assets or liabilities are underpinned by non-cash transactions or are recovered without an allowance for return as approved by the regulator. Accordingly, these regulatory assets or liabilities are not included in rate base and do not yield a return on investment during the recovery period.

2	Operating and debt-service regulatory assets and liabilities represent the accumulation of cost and revenue variances to be included in determination of tolls in the following year.

3
These balances represent the regulatory offset to pension plan and other post-retirement obligations to the extent the amounts are expected to be collected from or refunded to customers in future rates.

4
Foreign exchange on long-term debt of the NGTL System represents the variance resulting from revaluing foreign currency-denominated debt instruments to the current foreign exchange rate from the historical foreign exchange rate at the time of issue. Foreign exchange gains and losses realized when foreign debt matures or is redeemed early are expected to be recovered or refunded through the determination of future tolls.

5
This balance represents the amount ANR estimates it would be required to refund to its customers for post-retirement and post-employment benefit amounts collected through its FERC-approved rates that have not been used to pay benefits to its employees. Pursuant to a FERC-approved rate settlement, $11 million (US$8 million) of the regulatory liability balance at December 31, 2018 (which accumulated between January 2007 and July 2016) was fully amortized at July 31, 2019. The remaining $41 million (US$32 million) balance at December 31, 2019 which was accumulated prior to 2007 is subject to resolution through future regulatory proceedings and, accordingly, a settlement period cannot be determined at this time.

6
These regulatory accounts are used to capture Canadian Mainline revenue and cost variances plus toll stabilization adjustments during the 2015-2030 settlement term. The 2019 LTAA balance of $660 million consists of $488 million to be amortized in 2020 with the remaining balance to be amortized over 47 years.

7
This balance represents the amounts collected in tolls from shippers, and are included in the LMCI restricted investments, to fund future abandonment of the Company's CER-regulated pipeline facilities.

8
This balance represents anticipated costs of removal that have been, and continue to be, included in depreciation rates and collected in the service rates of certain rate-regulated operations for future costs to be incurred.

9
These balances represent the impact of U.S. Tax Reform. The regulatory liabilities will be amortized over varying terms that approximate the expected reversal of the underlying deferred tax liabilities that gave rise to the regulatory liabilities under the Reverse South Georgia Methodology. Refer to Note 17, Income taxes, for additional information on U.S. Tax Reform.